Consolidated and Combined Statement of Stockholders' Equity Statement (USD $) In Millions	Total USD ($)	Common Stock	Common Stock Par Value USD ($)	Additional Paid-in Capital USD ($)	Net Parent Investment USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Stockholders' equity at Dec. 31, 2009	$ 1,197				$ 1,059		$ 138
Net income	193				193		0
Net transfers to Valero	(221)				(221)		0
Other comprehensive income (loss)	24				0		24
Other comprehensive loss	24
Stockholders' equity at Dec. 31, 2010	1,193				1,031		162
Net income	214				214		0
Net transfers to Valero	(151)				(151)		0
Other comprehensive income (loss)	(7)				0		(7)
Other comprehensive loss	(7)
Stockholders' equity at Dec. 31, 2011	1,249				1,094		155
Net income	210				210		0
Net transfers to Valero	(222)				(222)		0
Other comprehensive income (loss)	10				0		10
Other comprehensive loss	10
Shares, outstanding		0
Stockholders' equity at Dec. 31, 2012	1,247		0	0	1,082	0	165
Net income	64				44	20
Net transfers to Valero	(731)				(731)
Other comprehensive income (loss)	(30)						(30)
Issuance of stock at the separation and distribution, shares		75
Issuance of stock at the separation and distribution			1	(1)
Reclassification of net parent investment to APIC				395	(395)
Stock-based compensation expense	1			1
Other comprehensive loss	(30)						(30)
Shares, outstanding		75
Stockholders' equity at Jun. 30, 2013	$ 551		$ 1	$ 395	$ 0	$ 20	$ 135